Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,087,359)	$ (1,405,766)	$ (439,336)	$ (652,728)	$ 1,066,375
Adjustments to reconcile net loss to net cash used in operating activities:
Effect of exchange rate changes	202,551	1,184
Allowance for credit loss	1,344,218	568,229
Interest payable of convertible notes	1,555,689
Interest receivable from loan to third party	(386,261)
Stock-Based Compensation	1,209,000
Depreciation	22,205	40,959	86,911	83,226	81,625
Amortization of lease right-of-use assets	114,791	110,229	224,451	180,464
Disposal gain from property and equipment				(125,804)	(193,191)
Inventory provision	4,328	2,203
Deferred tax benefits		(216,713)
Changes in operating assets and liabilities:
Accounts receivable, net	(1,649,559)	(725,166)
Prepaid expenses and other current assets, net	(261,232)	(3,233,957)
Inventories, net	26,328	539,517
Accounts payable	(300,654)	(320,628)
Contract liabilities	(325,142)	25,350
Accrued expenses and other current liabilities	66,600	(5,188)
Amounts due from related parties	341,426
Amounts due to related parties	(314,238)	(16,189)
Tax payable	(166,753)	928,135
Operating lease liabilities	(134,909)	(103,326)
Net cash used in operating activities	(1,738,971)	(3,811,127)
Cash flow from investing activities
Repayments of loan to a related party	(99,876)
Loan to third party	(8,640,000)
Net cash used in investing activities	(8,739,876)
Cash flow from financing activities
Proceeds from issuance of Class A ordinary shares upon the completion of IPO		5,356,792
Proceeds from Issuance of convertible notes	9,002,368
Proceeds from short-term debts		132,258
Repayments of short-term debts	(32,810)	(33,726)
Repayments of long-term debts	(124,959)	(179,420)
Repayments of other long-term debts	(108,037)	(878,962)
Payments of listing expenses		(150,606)
Net cash provided by financing activities	8,736,562	4,246,336
Effect of exchange rate changes	69,634	(58,969)
Net change in cash and cash equivalents	(1,672,651)	376,240
Cash and cash equivalents, beginning of the period	2,000,732	1,107,480	1,107,480
Cash and cash equivalents, end of the period	328,081	1,483,720	2,000,732	1,107,480
Supplemental disclosures of cash flow information:
Income tax paid		150,124
Interest expense paid	33,056	65,901
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities	155,160	147,083
Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			(439,336)	(652,728)	1,066,375
Adjustments to reconcile net loss to net cash used in operating activities:
Effect of exchange rate changes			(226,846)
Allowance for credit loss			958,584	116,428
Depreciation			86,911	83,226	81,625
Amortization of lease right-of-use assets			224,451	180,464
Share of profit from long-term investment				(2,119)	(8,402)
Disposal gain from property and equipment				(125,804)	(193,191)
Inventory provision			11,858	19,981	21,282
Deferred tax benefits			148,239	(160,402)	80,519
Long-term investment impairment				60,046
Changes in operating assets and liabilities:
Accounts receivable, net			(5,023,387)	36,738	(910,221)
Other non-current assets					(61,039)
Prepaid expenses and other current assets, net			1,870,567	(3,871,930)	(520,377)
Inventories, net			601,543	(359,859)	(78,455)
Accounts payable			(517,944)	624,347	(11,703)
Contract liabilities			3,137	84,680	371,639
Accrued expenses and other current liabilities			(37,987)	(25,816)	152,448
Amounts due from related parties				34,552	(40,098)
Amounts due to related parties			446,469	139,772	946,379
Tax payable			436,384	113,597	272,148
Operating lease liabilities			(178,037)	(178,341)
Net cash used in operating activities			(1,635,394)	(3,883,168)	1,168,928
Cash flow from investing activities
Purchase of property and equipment				(12,137)	(481,391)
Proceeds from disposal of property and equipment				1,745,094	1,265,217
Proceed from withdrawal of long-term investment			44,570	93,574
Provide short-term loan to third party			(410,000)
Purchase of long-term investments					(40,098)
Net cash used in investing activities			(365,430)	1,826,531	743,728
Cash flow from financing activities
Proceeds from issuance of Class A ordinary shares upon the completion of IPO			5,356,417
Proceeds from Issuance of convertible notes			999,957
Payment of service fees for convertible bonds			(351,000)
Proceeds from short-term debts			133,044		160,391
Proceeds from long-term debts				1,238,592	1,167,861
Repayments of short-term debts			(101,778)	(107,963)	(280,692)
Repayments of long-term debts			(1,325,703)	(1,918,181)	(1,001,815)
Proceed of interest-free loan from related parties			3,031,467
Repayments of loans to a related party			(4,593,092)
Capital contribution from shareholder				1,430,612
Payments for deferred offering costs			(273,287)	(1,041,447)
Net cash provided by financing activities			2,876,025	(398,387)	45,745
Effect of exchange rate changes			18,051	(123,887)	(51,067)
Net change in cash and cash equivalents			893,252	(2,578,911)	1,907,334
Cash and cash equivalents, beginning of the period	$ 2,000,732	$ 1,107,480	1,107,480	3,686,391	1,779,057
Cash and cash equivalents, end of the period			2,000,732	1,107,480	3,686,391
Supplemental disclosures of cash flow information:
Income tax paid			2,050	150,124	33,291
Interest expense paid			48,607	65,901	57,776
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities			$ 209,652	$ 805,409